UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21091

Curan Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach CA 92660
(Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
March 31, 2005
(Unaudited)
______________

Investment securities

Common Stocks	                     Shares       Fair Value   % of Net Assets


Financial

Diversified Financial
JP Morgan Chase                       3,100	     $107,260
Citigroup	                      2,600	      116,844
AXA SA - Sponsored ADR	              3,273            87,324
			                              311,428     	9.69%

Insurance
St Paul Travelers  	              3,545           130,208
American Intl Group	              1,838	      101,844
				                      232,052           7.22%

Banking
Washington Mutual	              2,362	       93,299
Fremont General	                      4,410	       96,976
				                      190,275	        5.92%

Real Estate
iSTAR Financial	                      3,360	      138,365 	        4.30%
		Total - Financial		      872,120	       27.13%

Consumer Staples
Tobacco
Altria Group	                      2,926	      191,331
Carolina Group	                      4,741           156,927
				                      348,258	       10.83%

Media
Viacom-Class B	                      2,735	       95,260
Liberty Media *	                      6,400	       66,368
Liberty Media Intl *	                320            13,997
				                      175,625	        5.46%

Conglomerate
Loews Corporation	              2,218	      163,112	        5.07%

Retail Distribution, hardline
Handleman	                      2,690	       51,002	        1.59%
		Total - Consumer Staples	      737,997	       22.95%


*  Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)

Common Stocks (Continued)	      Shares	    Fair Value    % of Net Assets

Healthcare

Pharmaceuticals
Merck	                                2,143	     $ 69,369
Pfizer	                                3,950	      103,767
						      173,136           5.39%

Managed Care
Wellpoint *             	          992	      124,347           3.87%

Biotechnology
Amgen *	                                1,600	       93,136           2.90%
		Total - Healthcare		      390,619	       12.16%

Technology

Consumer Electronics
Nam Tai Electronics	                6,643	      176,704           5.50%

Wireless Communications
Nokia Corp - Sponsored ADR	        6,930	      106,930           3.33%

Software
Microsoft Corp	                        2,720	       65,742	        2.05%
     Total - Technology		                      349,376	       10.88%

Consumer, Cyclical

Retail, hardline
Carmax *	                        3,928	      123,732	        3.85%

Building Materials
Masco Corp          	                3,200	      110,944           3.45%
		Total - Consumer, Cyclical	      234,676	        7.30%

Transportation

Railroads
Genesee & Wyoming *	                4,174	      108,148           3.36%

Air Freight
Federal Express	                        1,050	       98,648	        3.07%
		Total - Transportation		      206,796	        6.43%

Utilities
Energy
BP PLC Sponsored ADR	                1,515	       94,536	        2.94%

Electric
American Electric Power	                2,313          78,781	        2.45%
		Total - Utilities		      173,317	        5.39%

Total investment securities (cost - $2,182,960)	   $2,964,899          92.24%

*  Security did not pay a dividend during the previous twelve months.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
March 31, 2005
(Unaudited)
______________


SECURITIES SOLD SHORT

Common Stocks	                       Shares	     Fair Value	   % of Net Assets

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)         12,065	    $1,423,187
Nasdaq 100 Shares                         400           14,628
		Total - Index		             1,437,815	        44.73%

Consumer, Cyclical

Retail, softline
Bed, Bath & Beyond *	                2,400	        87,696
Hot Topic *	                        6,425          140,386
Wal-Mart Stores	                          500           25,055
				                       253,137	         7.88%
Educational Services
Strayer Education	                1,115	       126,352
Apollo Group *	                        1,600	       118,496
				                       244,848	         7.62%

Building Materials
Sherwin Williams	                1,020	        44,870	         1.40%
		Total - Consumer, Cyclical	       542,855	        16.90%

Technology

Healthcare IT
Neoforma.com *	                       11,514	        91,536	         2.85%

Retail, on-line
Amazon.com *	                        2,300	        78,821	         2.45%

Semiconductors
Maxim Integrated Products	        1,800	        73,566	         2.29%

Internet Search
Google *                                  400           72,204           2.25%

Leisure Goods & Services
Electronic Arts *	                1,150	        59,547	         1.85%

Wireless Communications
Research In Motion *	                  675	        51,584	         1.60%
		Total - Technology		       427,258	        13.29%


*  Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)

Common Stocks (Continued)	        Shares	     Fair Value   % of Net Assets

Consumer Staples

Restaurants
P.F. Chang's China Bistro *	        2,995	       $179,101
Panera Bread *	                        3,200	        180,896
			Total - Consumer Staples        359,997         11.20%

Transportation

Air Freight
UPS	                                1,625	        118,203	         3.68%

Airlines
JetBlue Airways *	                2,630	         50,075          1.56%
		Total - Transportation		        168,278	         5.24%

Total securities sold short (proceeds - $2,275,914)	$2,936,203	 91.36%


*  Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  May 27,2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  May 27, 2005


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  May 27, 2005